Dispositions (Tables) - Held for sale	12 Months Ended
Dec. 31, 2019
Emera Maine
Details of the assets and liabilities classified as held for sale [Line items]
Details of the assets and liabilities classified as held for sale
Details of Emera Maine's assets and liabilities classified as held for sale are as follows:

As at	December 31
millions of Canadian dollars	2019
Regulatory assets	$16
Receivables and other current assets	69
Current assets held for sale	85
Property, plant and equipment	1,293
Goodwill	148
Regulatory assets	122
Other long-term assets	56
Long-term assets held for sale	1,619
Total assets held for sale	$1,704

Regulatory liabilities	$11
Accounts payable and other current liabilities	103
Current liabilities associated with assets held for sale	114
Long-term debt	467
Deferred income taxes	204
Regulatory liabilities	145
Other long-term liabilities	83
Long-term liabilities associated with assets held for sale	899
Total liabilities associated with assets held for sale	$1,013

New England Gas Generating Facilities
Details of the assets and liabilities classified as held for sale [Line items]
Details of the assets and liabilities classified as held for sale
Details of NEGG's assets and liabilities classified as held for sale at December 31, 2018 are as follows:

As at	December 31
millions of Canadian dollars	2018
Receivables and other current assets	$40
Inventory	13
Current assets held for sale	53
Property, plant and equipment	777
Long-term assets held for sale	777
Total assets held for sale	$830

Accounts payable and other current liabilities	$20
Current liabilities associated with assets held for sale	20
Other long-term liabilities	2
Long-term liabilities associated with assets held for sale	2
Total liabilities associated with assets held for sale	$22